Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 8,058	$ 6,650
Buildings	19,813	16,711
Machinery and equipment	13,443	12,038
Furniture and fixtures	5,131	4,407
Leasehold and buildings improvement	4,229	3,753
Software	29,796	25,939
Total	80,470	69,498
Accumulated Depreciation	45,176	39,324
Prepayment and construction in progress	243	21
Property, Plant and Equipment, Net	35,537	30,195	23,386
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	25,807	22,160
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	2,240	1,869
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	10,573	9,083
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,492	3,224
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 3,064	$ 2,988